Patents (Tables)	9 Months Ended
Mar. 31, 2016
Zertane Patents [Member]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Patents consist of the following:
	As of March 31,	As of June 30,
	2016	2015

Patents	$880,000	$880,000
Less accumulated amortization	(304,000)	(251,000)
Patents, net	$576,000	$629,000